March 24, 2023

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Dear Ladies and Gentlemen:

On behalf of Simplify Exchange Traded Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 62 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to register shares of additional series of the Trust, the Simplify Market Neutral Equity Long/Short ETF, Simplify Multi-QIS Alternative ETF, and Simplify Opportunistic Income ETF.

If you have any questions, please contact the undersigned at (614) 469-3265.

Very truly yours,

/s/
JoAnn M. Strasser